Other Comprehensive Income Components of Other Comprehensive Income (Loss) Including Reclassification Adjustments by Income Statement (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Components Of Other Comprehensive Income Loss [Line Items]
AOCI before Tax, Attributable to Parent	$ 1,234.5	$ 1,574.0	$ 1,464.1	$ 1,340.0
Accumulated Other Comprehensive Income (Loss), before Tax [Roll Forward]
Investment securities, pre tax	(198.7)	362.1	368.2
Net non-credit related OTTI losses, adjusted for valuation changes, pre tax	0.0	0.0	0.4
Forecasted transactions, pre tax	(12.9)	(1.6)	0.0
Foreign currently translation adjustement, pre tax	(1.8)	(1.3)	(2.5)
Total other comprehensive income (loss) before reclassifications, pre tax	(211.8)	359.2	366.1
Total reclassification adjustment for amounts realized in net income, pre tax	127.7	249.3	242.0
Total other comprehensive income (loss), pre tax	(339.5)	109.9	124.1
Accumulated Other Comprehensive Income (Loss), Tax [Roll Forward]
Investment securities, Total tax (provision) benefit	67.5	(126.7)	(128.9)
Net non-credit related OTTI losses, adjusted for valuation changes Total tax (provision) benefit	0.0	0.0	(0.1)
Forecasted transactions, Total tax (provision) benefit	4.5	0.6	0.0
Foreign currency traslation adjustment, Total tax (provision) benefit	0.6	0.4	0.9
Total other comprehensive Income (loss) before reclassifications, Total tax (provision) benefit	72.1	(125.7)	(128.1)
Total reclassification adjustment for amounts realized in net income, Total tax (provision) benefit	(44.7)	(87.2)	(84.7)
Total other comprehensive income (loss), Total tax (provision) benefit	116.8	(38.5)	(43.4)
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Investment securities, after tax	(131.2)	235.4	239.3
Net non-credit related OTTI losses, adjusted for valuation changes, after tax	0.0	0.0	0.3
Forecasted transactions, after tax	(8.4)	(1.0)	0.0
Foreign currency translation adjustment, after tax	(1.2)	(0.9)	(1.6)
Total other comprehensive income (loss), before reclassifications, after tax	(139.7)	233.5	238.0
Total reclassification adjustment for amounts realized in net income, after tax	83.0	162.1	157.3
Other Comprehensive Income (Loss), before Tax, Portion Attributable to Noncontrolling Interest	1.6	0.0	0.0
Other Comprehensive Income (Loss), Tax, Portion Attributable to Noncontrolling Interest	(0.5)	0.0	0.0
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Noncontrolling Interest	1.1	0.0	0.0
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	(222.7)	71.4	80.7
Net impairment losses recognized in earnings	(23.8)	(7.9)	(6.1)
Net realized gains (losses) on securities	136.5	232.1	324.5
Interest expense	136.0	116.9	118.2
AOCI Tax, Attributable to Parent	(434.1)	(550.9)	(512.4)	(469.0)
AOCI Net of Tax, Attributable to Parent	800.4	1,023.1	951.7	871.0
Net unrealized gains (losses) on securities
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Investment securities, after tax	(131.2)	235.4	239.3
Net non-credit related OTTI losses, adjusted for valuation changes, after tax	0.0	0.0	0.3
Forecasted transactions, after tax	0.0	0.0	0.0
Foreign currency translation adjustment, after tax	0.0	0.0	0.0
Total other comprehensive income (loss), before reclassifications, after tax	(131.2)	235.4	239.6
Total reclassification adjustment for amounts realized in net income, after tax	81.7	160.5	155.3
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Noncontrolling Interest	0.0	0.0	0.0
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	(212.9)	74.9	84.3
AOCI Net of Tax, Attributable to Parent	809.0	1,021.9	947.0	862.7
Net unrealized gains on forecasted transactions
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Investment securities, after tax	0.0	0.0	0.0
Net non-credit related OTTI losses, adjusted for valuation changes, after tax	0.0	0.0	0.0
Forecasted transactions, after tax	(8.4)	(1.0)	0.0
Foreign currency translation adjustment, after tax	0.0	0.0	0.0
Total other comprehensive income (loss), before reclassifications, after tax	(8.4)	(1.0)	0.0
Total reclassification adjustment for amounts realized in net income, after tax	1.3	1.6	2.0
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Noncontrolling Interest	0.0	0.0	0.0
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	(9.7)	(2.6)	(2.0)
AOCI Net of Tax, Attributable to Parent	(8.2)	1.5	4.1	6.1
Foreign Currency Translation Adjustments
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Investment securities, after tax	0.0	0.0	0.0
Net non-credit related OTTI losses, adjusted for valuation changes, after tax	0.0	0.0	0.0
Forecasted transactions, after tax	0.0	0.0	0.0
Foreign currency translation adjustment, after tax	(1.2)	(0.9)	(1.6)
Total other comprehensive income (loss), before reclassifications, after tax	(1.2)	(0.9)	(1.6)
Total reclassification adjustment for amounts realized in net income, after tax	0.0	0.0	0.0
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Noncontrolling Interest	0.0	0.0	0.0
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	(1.2)	(0.9)	(1.6)
AOCI Net of Tax, Attributable to Parent	(1.5)	(0.3)	0.6	2.2
Noncontrolling Interest [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Investment securities, after tax	0.0	0.0	0.0
Net non-credit related OTTI losses, adjusted for valuation changes, after tax	0.0	0.0	0.0
Forecasted transactions, after tax	0.0	0.0	0.0
Foreign currency translation adjustment, after tax	0.0	0.0	0.0
Total other comprehensive income (loss), before reclassifications, after tax	1.1	0.0	0.0
Total reclassification adjustment for amounts realized in net income, after tax	0.0	0.0	0.0
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Noncontrolling Interest	1.1	0.0	0.0
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	1.1	0.0	0.0
AOCI Net of Tax, Attributable to Parent	1.1	0.0	0.0	$ 0.0
Reclassification out of Accumulated Other Comprehensive Income | Accumulated other comprehesnive income pretax
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Net impairment losses recognized in earnings	(23.8)	(7.7)	(5.7)
Net realized gains (losses) on securities	149.7	255.0	245.5
Interest expense	1.8	2.0	2.2
Reclassification out of Accumulated Other Comprehensive Income | Accumulated other comprehensive income tax
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Net impairment losses recognized in earnings	8.4	2.7	2.0
Net realized gains (losses) on securities	(52.5)	(89.2)	(86.0)
Interest expense	(0.6)	(0.7)	(0.7)
Reclassification out of Accumulated Other Comprehensive Income | Accumulated other comprehensive income after tax
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Net impairment losses recognized in earnings	(15.4)	(5.0)	(3.7)
Net realized gains (losses) on securities	97.2	165.8	159.5
Interest expense	1.2	1.3	1.5
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on securities
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Net impairment losses recognized in earnings	(15.4)	(5.0)	(3.7)
Net realized gains (losses) on securities	97.1	165.5	159.0
Interest expense	0.0	0.0	0.0
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains on forecasted transactions
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Net impairment losses recognized in earnings	0.0	0.0	0.0
Net realized gains (losses) on securities	0.1	0.3	0.5
Interest expense	1.2	1.3	1.5
Reclassification out of Accumulated Other Comprehensive Income | Foreign Currency Translation Adjustments
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Net impairment losses recognized in earnings	0.0	0.0	0.0
Net realized gains (losses) on securities	0.0	0.0	0.0
Interest expense	0.0	0.0	0.0
Reclassification out of Accumulated Other Comprehensive Income | Noncontrolling Interest [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Net impairment losses recognized in earnings	0.0	0.0	0.0
Net realized gains (losses) on securities	0.0	0.0	0.0
Interest expense	$ 0.0	$ 0.0	$ 0.0